Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 2,220	$ 2,086
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	3,578
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(3,444)
Other comprehensive income (loss)	134	1,036	$ 719
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,503	388
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	4,559
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(3,444)
Other comprehensive income (loss)	1,115
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	434	117
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	317
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	317
Accumulated Foreign Currency Adjustment Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	283	$ 1,581
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(1,298)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	$ (1,298)